Investments accounted for using the equity method - Changes in investments accounted for using the equity method (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investments accounted for using the equity method
At 1 January	¥ 10,256	¥ 26,244
Step -up acquisition		(15,749)
Disposal	(883)	1,499
Share of loss	(1,043)	(1,738)
At 31 December	¥ 8,330	¥ 10,256